Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2014, the minimum aggregate rental commitment under all non-cancelable operating leases (net of subleases of $34 million) was as follows:

(Millions)
2015	$189
2016	161
2017	144
2018	126
2019	94
Thereafter	921
Total	$1,635